Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Communication Services (5.8%)
	Alphabet Inc. Class A	1,555,891	274,195
	Alphabet Inc. Class C	822,428	145,890
	Walt Disney Co.	721,820	89,513
	Meta Platforms Inc. Class A	119,220	87,995
	Nintendo Co. Ltd.	504,510	48,448
	T-Mobile US Inc.	138,320	32,956
*	Netflix Inc.	19,890	26,635
	Electronic Arts Inc.	95,340	15,226
*	Charter Communications Inc. Class A	20,490	8,377
	Comcast Corp. Class A	44,800	1,599
*	Altice USA Inc. Class A	159,060	340
			731,174
Consumer Discretionary (9.0%)
	TJX Cos. Inc.	1,231,840	152,120
	Sony Group Corp. ADR	5,447,088	141,788
	Alibaba Group Holding Ltd. ADR	1,190,420	135,006
	Ross Stores Inc.	1,023,210	130,541
	Royal Caribbean Cruises Ltd.	415,200	130,016
*	Mattel Inc.	4,354,460	85,870
[1]	Whirlpool Corp.	732,754	74,316
*	Amazon.com Inc.	328,730	72,120
*	CarMax Inc.	1,002,160	67,355
*	Tesla Inc.	111,240	35,336
	Marriott International Inc. Class A	87,920	24,021
	NIKE Inc. Class B	298,530	21,208
	Newell Brands Inc.	3,120,000	16,848
*	Capri Holdings Ltd.	840,300	14,873
*	Burlington Stores Inc.	47,100	10,957
*	Carnival Corp.	346,350	9,739
	McDonald's Corp.	28,630	8,365
	Murphy USA Inc.	12,662	5,151
*	Norwegian Cruise Line Holdings Ltd.	68,040	1,380
	Dick's Sporting Goods Inc.	4,050	801
	Restaurant Brands International Inc.	10,640	705
*	Leslie's Inc.	1,311,130	551
			1,139,067
Consumer Staples (2.0%)
*	Dollar Tree Inc.	760,110	75,281
*	BJ's Wholesale Club Holdings Inc.	517,219	55,772
	Sysco Corp.	548,730	41,561
*	US Foods Holding Corp.	439,710	33,862
	Philip Morris International Inc.	169,980	30,959
	Tyson Foods Inc. Class A	177,000	9,901
	Altria Group Inc.	112,830	6,615
	Walmart Inc.	21,850	2,137
	Coca-Cola Co.	4,500	318
			256,406
Energy (3.1%)
	ConocoPhillips	1,298,280	116,508
	Cameco Corp.	913,350	67,798
	Exxon Mobil Corp.	506,347	54,584
	Hess Corp.	310,070	42,957
	EOG Resources Inc.	280,061	33,498
	TechnipFMC plc	636,870	21,934
	Expand Energy Corp.	154,000	18,009
	Coterra Energy Inc.	686,420	17,421
	Schlumberger NV	240,970	8,145
	Valero Energy Corp.	32,050	4,308

		Shares	Market Value ($000)
*	Transocean Ltd. (XNYS)	1,150,000	2,978
			388,140
Financials (12.6%)
	JPMorgan Chase & Co.	764,828	221,731
	Raymond James Financial Inc.	1,415,679	217,123
	Northern Trust Corp.	1,213,560	153,867
	Wells Fargo & Co.	1,898,350	152,096
	Charles Schwab Corp.	1,612,681	147,141
	Visa Inc. Class A	396,369	140,731
	Goldman Sachs Group Inc.	184,410	130,516
	Comerica Inc.	1,688,200	100,701
	Bank of New York Mellon Corp.	651,660	59,373
	Evercore Inc. Class A	196,340	53,016
*	PayPal Holdings Inc.	618,300	45,952
	CME Group Inc.	166,520	45,896
	Mastercard Inc. Class A	65,970	37,071
	Progressive Corp.	121,990	32,554
	KeyCorp.	1,699,430	29,604
	Fidelity National Information Services Inc.	165,185	13,448
*	WEX Inc.	22,860	3,358
			1,584,178
Health Care (22.5%)
	Eli Lilly & Co.	1,043,492	813,433
	AstraZeneca plc ADR	5,286,523	369,422
*	Boston Scientific Corp.	2,967,976	318,790
	Amgen Inc.	885,096	247,128
*	Biogen Inc.	1,373,756	172,530
[1]	GSK plc ADR	3,575,560	137,302
	Bristol-Myers Squibb Co.	2,485,490	115,053
*	Elanco Animal Health Inc. (XNYS)	7,472,718	106,711
	Novartis AG ADR	868,960	105,153
	Thermo Fisher Scientific Inc.	238,512	96,707
	Zimmer Biomet Holdings Inc.	686,700	62,634
	Roche Holding AG	115,777	37,792
*	Illumina Inc.	335,530	32,013
	Stryker Corp.	75,890	30,024
*	LivaNova plc	647,190	29,137
*	BioMarin Pharmaceutical Inc.	470,350	25,855
	CVS Health Corp.	368,920	25,448
	Danaher Corp.	102,906	20,328
	Alcon AG	159,993	14,124
	Agilent Technologies Inc.	119,050	14,049
	UnitedHealth Group Inc.	37,476	11,691
*	IQVIA Holdings Inc.	73,582	11,596
	Abbott Laboratories	71,370	9,707
[2]	Siemens Healthineers AG	164,430	9,128
	Sanofi SA ADR	163,900	7,918
*,1	GRAIL Inc.	48,515	2,495
*	Waters Corp.	6,960	2,429
	Humana Inc.	9,250	2,262
	Sandoz Group AG	21,270	1,166
*	Zimvie Inc.	2,910	27
			2,832,052
Industrials (16.0%)
	Siemens AG (Registered)	1,193,956	306,678
	AECOM	1,784,450	201,393
	Southwest Airlines Co.	5,684,509	184,405
	FedEx Corp.	769,110	174,826
*	Amentum Holdings Inc.	4,974,719	117,453
	Jacobs Solutions Inc.	859,925	113,037
*	United Airlines Holdings Inc.	1,395,930	111,158
	Airbus SE	473,810	99,121
	TransDigm Group Inc.	58,595	89,102
*	NEXTracker Inc. Class A	1,520,603	82,675
	Delta Air Lines Inc.	1,517,170	74,614
	Moog Inc. Class A	280,260	50,719
	United Parcel Service Inc. Class B (XNYS)	448,640	45,286
*	American Airlines Group Inc.	3,981,880	44,677
*	XPO Inc.	351,650	44,410

		Shares	Market Value ($000)
	Caterpillar Inc.	112,418	43,642
	Textron Inc.	368,150	29,559
	Norfolk Southern Corp.	85,932	21,996
	Knight-Swift Transportation Holdings Inc.	484,546	21,431
	General Dynamics Corp.	69,710	20,332
	IDEX Corp.	88,462	15,531
	Otis Worldwide Corp.	140,680	13,930
	Carrier Global Corp.	177,562	12,996
*	Parsons Corp.	171,900	12,337
*	Boeing Co.	56,220	11,780
	Union Pacific Corp.	43,440	9,995
	JB Hunt Transport Services Inc.	65,410	9,393
	Rockwell Automation Inc.	25,500	8,470
*	Saia Inc.	30,020	8,225
*	RXO Inc.	513,976	8,080
	AMETEK Inc.	39,842	7,210
	Deere & Co.	11,810	6,005
	CSX Corp.	151,400	4,940
	Booz Allen Hamilton Holding Corp.	40,700	4,238
*	GXO Logistics Inc.	84,000	4,091
			2,013,735
Information Technology (25.4%)
	Microsoft Corp.	915,680	455,468
*	Flex Ltd.	7,580,190	378,403
	KLA Corp.	401,833	359,938
	Oracle Corp.	1,144,930	250,316
	Micron Technology Inc.	1,948,275	240,125
	Texas Instruments Inc.	1,053,180	218,661
	Intel Corp.	8,732,450	195,607
	Intuit Inc.	130,557	102,831
	Applied Materials Inc.	552,370	101,122
	Analog Devices Inc.	403,150	95,958
	Jabil Inc.	394,900	86,128
	Seagate Technology Holdings plc	562,069	81,123
	Apple Inc.	319,380	65,527
	ASML Holding NV GDR (Registered)	74,870	60,000
	Hewlett Packard Enterprise Co.	2,872,830	58,749
	NetApp Inc.	528,270	56,287
	HP Inc.	2,290,533	56,026
	Infineon Technologies AG	1,304,254	55,655
	NVIDIA Corp.	321,400	50,778
	Cisco Systems Inc.	696,180	48,301
*	Adobe Inc.	110,480	42,743
	QUALCOMM Inc.	217,700	34,671
	Corning Inc.	489,770	25,757
	Teradyne Inc.	279,053	25,093
	Telefonaktiebolaget LM Ericsson ADR	2,188,710	18,560
*	Keysight Technologies Inc.	106,480	17,448
*	Ciena Corp.	182,000	14,802
*	Western Digital Corp.	116,500	7,455
*	Sandisk Corp.	5,000	227
			3,203,759
Materials (1.7%)
*	Glencore plc	11,732,007	45,715
	FMC Corp.	834,551	34,843
	Albemarle Corp.	434,465	27,228
	Linde plc	54,920	25,767
	DuPont de Nemours Inc.	295,350	20,258
	Tronox Holdings plc	3,141,659	15,928
	Corteva Inc.	198,480	14,793
	Dow Inc.	539,523	14,287
	Freeport-McMoRan Inc.	210,870	9,141
	Greif Inc. Class B	23,000	1,587
			209,547
Real Estate (0.1%)
	American Homes 4 Rent Class A	208,000	7,503

		Shares	Market Value ($000)
Utilities (0.1%)
	PG&E Corp.	600,100	8,365
Total Common Stocks (Cost $5,188,074)			12,373,926
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $218,842)	2,189,393	218,917
Total Investments (100.1%) (Cost $5,406,916)			12,592,843
Other Assets and Liabilities—Net (-0.1%)			(6,912)
Net Assets (100%)			12,585,931
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,633.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $9,128, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $9,602 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,770,223	603,703	—	12,373,926
Temporary Cash Investments	218,917	—	—	218,917
Total	11,989,140	603,703	—	12,592,843